Statements of Changes in Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Mar. 31, 2023	617
Balance at Mar. 31, 2023	$ 1	$ 24,186	$ (23,543)	$ 644
Net loss	0	0	(15,426)	(15,426)
Stock-based compensation	$ 0	618	0	618
Issuance of common stock (in shares)	105
Issuance of common stock	$ 0	2,840	0	2,840
Issuance of common stock from IPO, net of costs (in shares)	111
Issuance of common stock from IPO, net of costs	$ 0	9,875	0	9,875
Issuance of common stock for extinguishment of convertible debt (in shares)	17
Issuance of common stock for extinguishment of convertible debt	$ 0	500	0	500
Issuance of common stock - warrants exercised (in shares)	91
Issuance of common stock - warrants exercised	$ 0	0	0	0
Issuance of restricted common stock (in shares)	2
Issuance of restricted common stock	$ 0	0	0	0
Warrants issued for debt issuance costs	0	577	0	577
Fair value of warrants issued - termination agreement	$ 0	8,000	0	8,000
Balance (in shares) at Mar. 31, 2024	943
Balance at Mar. 31, 2024	$ 1	46,596	(38,969)	7,628
Net loss	0	0	(11,410)	(11,410)
Stock-based compensation	$ 0	1,628	0	1,628
Issuance of common stock (in shares)	13
Issuance of common stock	$ 0	103	0	103
Issuance of common stock for extinguishment of convertible debt (in shares)	33
Issuance of common stock for extinguishment of convertible debt	$ 0	1,177	0	1,177
Issuance of common stock - warrants exercised (in shares)	892
Issuance of common stock - warrants exercised	$ 1	0	0	1
Issuance of common shares and equity classified warrants, net of offering costs (in shares)	616
Issuance of common shares and equity classified warrants, net of offering costs	$ 0	8,972	0	8,972
Balance (in shares) at Mar. 31, 2025	2,497
Balance at Mar. 31, 2025	$ 2	$ 58,476	$ (50,379)	$ 8,099